Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Tactical Dividend Income Fund
Class Name	Class A
Trading Symbol	CFLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$120	1.17%
[1]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Tactical Dividend Income Fund returned 5.09%. The Fund compares its performance to the Dow Jones  U.S. Select Dividend Index and the Composite Benchmark†, which returned 7.46% and 8.75%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
Oracle, in the IT sector, is the dominant provider of on-premises database software for large enterprises globally. Shares were up on optimism surrounding its lower-cost data center architecture, which is well-suited for large-scale AI training workloads and is transforming Oracle into the fourth hyperscaler.

↑
Marvell Technology shares rose on positive sentiment for its custom silicon solutions, its strategic partnerships with hyperscalers Amazon and Microsoft and overall positive sentiment as hyperscalers diversify their semiconductor spending away from just buying off-the-shelf GPUs.

Top detractors from performance:
↓
Lineage was lower due to weakness in the real estate sector and concerns about revenue growth and broader macro uncertainties. The temperature-controlled warehouse REIT’s outsize exposure to imported foods was also viewed as a liability as tariffs were announced in April.

↓	Merck was weaker along with the health care sector amid regulatory pressures such as potential tariffs on pharmaceutical imports.
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.09	13.87	8.88
Class A (with sales charge)	-0.68	12.53	8.24
Russell 3000 Index	20.81	16.74	14.08
Dow Jones U.S. Select Dividend Index	7.46	15.45	10.40
Composite Benchmark†	8.75	16.49	8.79
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 354,598,345
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 2,708,990
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$354,598,345
Total Number of Portfolio Holdings	74
Total Management Fee Paid	$2,708,990
Portfolio Turnover Rate	79%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Tactical Dividend Income Fund
Class Name	Class C
Trading Symbol	SMDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$195	1.91%
[4]
Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Tactical Dividend Income Fund returned 4.31%. The Fund compares its performance to the Dow Jones  U.S. Select Dividend Index and the Composite Benchmark†, which returned 7.46% and 8.75%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
Oracle, in the IT sector, is the dominant provider of on-premises database software for large enterprises globally. Shares were up on optimism surrounding its lower-cost data center architecture, which is well-suited for large-scale AI training workloads and is transforming Oracle into the fourth hyperscaler.

↑
Marvell Technology shares rose on positive sentiment for its custom silicon solutions, its strategic partnerships with hyperscalers Amazon and Microsoft and overall positive sentiment as hyperscalers diversify their semiconductor spending away from just buying off-the-shelf GPUs.

Top detractors from performance:
↓
Lineage was lower due to weakness in the real estate sector and concerns about revenue growth and broader macro uncertainties. The temperature-controlled warehouse REIT’s outsize exposure to imported foods was also viewed as a liability as tariffs were announced in April.

↓	Merck was weaker along with the health care sector amid regulatory pressures such as potential tariffs on pharmaceutical imports.
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.31	13.03	8.08
Class C (with sales charge)	3.31	13.03	8.08
Russell 3000 Index	20.81	16.74	14.08
Dow Jones U.S. Select Dividend Index	7.46	15.45	10.40
Composite Benchmark†	8.75	16.49	8.79
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 354,598,345
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 2,708,990
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$354,598,345
Total Number of Portfolio Holdings	74
Total Management Fee Paid	$2,708,990
Portfolio Turnover Rate	79%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Tactical Dividend Income Fund
Class Name	Class I
Trading Symbol	LADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$96	0.94%
[7]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Tactical Dividend Income Fund returned 5.30%. The Fund compares its performance to the Dow Jones  U.S. Select Dividend Index and the Composite Benchmark†, which returned 7.46% and 8.75%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
Oracle, in the IT sector, is the dominant provider of on-premises database software for large enterprises globally. Shares were up on optimism surrounding its lower-cost data center architecture, which is well-suited for large-scale AI training workloads and is transforming Oracle into the fourth hyperscaler.

↑
Marvell Technology shares rose on positive sentiment for its custom silicon solutions, its strategic partnerships with hyperscalers Amazon and Microsoft and overall positive sentiment as hyperscalers diversify their semiconductor spending away from just buying off-the-shelf GPUs.

Top detractors from performance:
↓
Lineage was lower due to weakness in the real estate sector and concerns about revenue growth and broader macro uncertainties. The temperature-controlled warehouse REIT’s outsize exposure to imported foods was also viewed as a liability as tariffs were announced in April.

↓	Merck was weaker along with the health care sector amid regulatory pressures such as potential tariffs on pharmaceutical imports.
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	5.30	14.13	9.16
Russell 3000 Index	20.81	16.74	14.08
Dow Jones U.S. Select Dividend Index	7.46	15.45	10.40
Composite Benchmark†	8.75	16.49	8.79
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 354,598,345
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 2,708,990
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$354,598,345
Total Number of Portfolio Holdings	74
Total Management Fee Paid	$2,708,990
Portfolio Turnover Rate	79%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Tactical Dividend Income Fund
Class Name	Class IS
Trading Symbol	LCBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$85	0.83%
[10]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Tactical Dividend Income Fund returned 5.41%. The Fund compares its performance to the Dow Jones  U.S. Select Dividend Index and the Composite Benchmark†, which returned 7.46% and 8.75%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
Oracle, in the IT sector, is the dominant provider of on-premises database software for large enterprises globally. Shares were up on optimism surrounding its lower-cost data center architecture, which is well-suited for large-scale AI training workloads and is transforming Oracle into the fourth hyperscaler.

↑
Marvell Technology shares rose on positive sentiment for its custom silicon solutions, its strategic partnerships with hyperscalers Amazon and Microsoft and overall positive sentiment as hyperscalers diversify their semiconductor spending away from just buying off-the-shelf GPUs.

Top detractors from performance:
↓
Lineage was lower due to weakness in the real estate sector and concerns about revenue growth and broader macro uncertainties. The temperature-controlled warehouse REIT’s outsize exposure to imported foods was also viewed as a liability as tariffs were announced in April.

↓	Merck was weaker along with the health care sector amid regulatory pressures such as potential tariffs on pharmaceutical imports.
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	5.41	14.24	9.22
Russell 3000 Index	20.81	16.74	14.08
Dow Jones U.S. Select Dividend Index	7.46	15.45	10.40
Composite Benchmark†	8.75	16.49	8.79
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 354,598,345
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 2,708,990
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$354,598,345
Total Number of Portfolio Holdings	74
Total Management Fee Paid	$2,708,990
Portfolio Turnover Rate	79%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[12]
*	Does not include derivatives, except purchased options, if any.